UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 1999


Check here if Amendment  [ X   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					      [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Becker VanEtten, Inc.
Address:		One So. Wacker Drive
			Suite 2740
			Chicago, IL  60606


13F File Number:  028-05300


The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report of Behalf of Reporting Manager:

Name:		Richard J. VanEtten
Title:		Co-Chairman
Phone:		312-368-1865
Signature, Place, and Date of Signing:


Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total:  $ 8,697


List of Other Included Managers:				None






FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

	 	ADC TELECOMM.	COM	000886101	205	4900	SH		SOLE		4900
	 AMSOUTH	COM	032165102	126	5375	SH		SOLE		5375
	 AMERISOURCE	COM	03071P102	227	9600	SH		SOLE		9600
		 AMER POWER CONV	COM	029066107	169	8900	SH		SOLE		8900
	 ANDREW CORP	COM	034425108	189	10900	SH		SOLE		10900
	 APTARGROUP	COM	038336103	136	5100	SH		SOLE		5100
	 BJS WHOLESALE	COM	05548J106	230	7800	SH		SOLE		7800
	 BAUSCH & LOMB	COM	071707103	372	5650	SH		SOLE		5650
		 BELL & HOWELL	COM	077852101	121	3300	SH		SOLE		3300
		 BOISE CASCADE	COM	097383103	109	3000	SH		SOLE		3000
		CSG SYSTEMS	COM	126349109	181	6600	SH		SOLE		6600
	 CADENCE DESIGN	COM	127387108	42	3150	SH		SOLE		3150

	 COLUMN TOTAL			2107
































FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

 	CANANDAIGUA BR	COM	137219200	164	2750	SH		SOLE		2750
		CINCINNATI BELL	COM	171870108	220	11300	SH		SOLE		11300
		CITIZEN UTILITIES	COM	177342201	139	12300	SH		SOLE		12300
 	COASTAL CORP	COM	190441105	336	8200	SH		SOLE		8200
	COMCAST	COM	200300200	211	5300	SH		SOLE		5300
 	COMVERSE TECH	COM	205862402	224	2375	SH		SOLE		2375
	COX COMMUNICATIONS	COM	224044107	136	3258	SH		SOLE		3258
		DII GROUP	COM	232949107	155	4400	SH		SOLE		4400
	DIAL CORP	COM	25247D101	161	6300	SH		SOLE		6300
	EVEREST REIN	COM	299808105	61	2550	SH		SOLE		2550
		FERRO CORP	COM	315405100	141	6600	SH		SOLE		6600
	FREMONT GENL	COM	357288109	98	10400	SH		SOLE		10400
	GATX CORP	COM	361448103	81	2600	SH		SOLE		2600
		HARRIS CORP	COM	413875105	224	8100	SH		SOLE		8100
	HELLER FINL	COM	423328103	107	4750	SH		SOLE		4750
	INGERSOLL-RAND	COM	456866102	159	2900	SH		SOLE		2900
		JACK HENRY	COM	426281101	225	6100	SH		SOLE		6100

	C	OLUMN TOTALS			2842



























FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

	 	KEYSPAN ENERGY	COM	49337W100	160	5600	SH		SOLE		5600
	 LASON	COM	51808R107	227	5100	SH		SOLE		5100
	 LEGGETT & PLATT	COM	524660107	142	7200	SH		SOLE		7200
	 LEXMARK	COM	529771107	233	2900	SH		SOLE		2900
	 MA HANNA	COM	410522106	92	8100	SH		SOLE		8100
	 MALLINCKRODT	COM	561232109	134	4450	SH		SOLE		4450
	 MARSHALL ILSLEY	COM	571834100	168	2950	SH		SOLE		2950
  	 MEAD CORP	COM	582834107	193	5600	SH		SOLE		5600
		MILACRON	COM	598709103	101	5700	SH		SOLE		5700
	 MOLEX	COM	608554101	140	3850	SH		SOLE		3850
	 PATTERSON DENT	COM	703412106	330	6650	SH		SOLE		6550
		 RH DONNELLEY	COM	74955W307	158	8500	SH		SOLE		8500
		 REPUBLIC SERVICES	COM	760759100	107	9800	SH		SOLE		9800
	 ROBT MONDAVI	COM	609200100	130	3450	SH		SOLE		3450

	 COLUMN TOTALS			2315
































FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

		 SENSORMATIC ELEC	COM	817265101	130	10200	SH		SOLE		10200
	 SYBRON INTL	COM	87114F106	235	8750	SH		SOLE		8750
	 SYMBOL TECH	COM	871508107	146	4350	SH		SOLE		4350
		 THOMAS & BETTS	COM	884315102	184	3600	SH		SOLE		3600
	 USX-MARATHON	COM	902905827	316	10800	SH		SOLE		10800
	 VIAD CORP	COM	92552R109	248	8400	SH		SOLE		8400
	 WATSON PHAR	COM	942683103	174	5700	SH		SOLE		5700

	 COLUMN TOTALS			1433

	 TOTAL ALL PAGES			8697